Schedule of Common Stock Issued and Outstanding (Details) - shares	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Total	33,774,467	23,355,432		23,355,432
Ocean Biomedical Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Legacy Ocean equity holders	17,496,370		17,496,370
Retroactive application of recapitalization	5,859,062		5,859,062
Adjusted Legacy Ocean equity holders	23,355,432		23,355,432
Non-redeemed public stockholders	293,569
Backstop Forward Purchase Agreement	3,535,466
Backstop Forward Purchase Agreement-Subscription Agreement	1,350,000
Share Consideration Shares	1,200,000
Sponsor extension shares	1,365,000
Sponsor shares	2,625,000
Shares Modification Agreement	50,000
Total	33,774,467		23,355,432